FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Narrative (Details) - USD ($)			1 Months Ended	12 Months Ended
	Dec. 11, 2022	Dec. 08, 2022	Oct. 27, 2022	Dec. 31, 2022
Financial Instruments [Line Items]
Value of new warrants			$ 3,906,000
Warrant equity			3,490,000
Warrant liability			$ 416,000
Marked price of warrants derivatives			$ 0.22	$ 0.28
Price adjustment shares
Financial Instruments [Line Items]
Number of shares issued				27,500,000
Description of vesting requirements				The Price Adjustment Shares vest upon three price adjustment achievement dates: (i) one-third of the Price Adjustment Shares will vest if at any time forty-five (45) days after the date of effectiveness of the applicable registration statement (file no. 333-268510) and within the 10-year period following the closing, the volume weighted average price (“VWAP”) of SatixFy Ordinary Shares is greater than or equal to $12.50 for any seven (7) trading days within a period of 30 consecutive trading days, (ii) one-third of the Price Adjustment Shares will vest if at any time forty-five (45) days after the date of effectiveness of the applicable registration statement (file no. 333-268510) and within the 10-year period following the closing, the VWAP of SatixFy Ordinary Shares is greater than or equal to $14.00 for any seven (7) trading days within a period of 30 consecutive trading days and one-third of the Price Adjustment Shares will vest if at any time forty-five (45) days after the date of effectiveness of the applicable registration statement (file no. 333-268510) and within the 10-year period following the closing, the VWAP of SatixFy Ordinary Shares is greater than or equal to $15.50 for any seven (7) trading days within a period of 30 consecutive trading days.
Description of influence of change in control transaction on price adjustment shares				In the event of a SatixFy change in control transaction within ten (10) years following the closing of the Business Combination, all of the unvested Price Adjustment Shares not earlier vested will vest immediately prior to the closing of such change in control. If the Price Adjustment Shares do not vest according to the achievement dates in the Business Combination Agreement, or if a change of control has not occurred after the Closing and prior to the date that is ten (10) years following the Closing Date, then any unvested Price Adjustment Shares shall automatically be forfeited back to SatixFy for no consideration.
Value of shares issued				$ 212,675,000
Total value of Equity shares under derivatives				191,132,000
Total value of liability shares under derivatives				$ 21,543,000
Risk-free rate			3.96%	3.88%
Expected exercise period			10 years 4 months 1 day	10 years 1 month 28 days
Expected volatility (as a percent)			50.00%	50.00%
Weighted average share price			$ 7.73	$ 7.14
Price adjustment shares | Founders
Financial Instruments [Line Items]
Number of shares issued				27,000,000
Price adjustment shares | Yoav Leibovitch
Financial Instruments [Line Items]
Number of shares issued				18,000,000
Price adjustment shares | Simona Gat
Financial Instruments [Line Items]
Number of shares issued				9,000,000
SPAC public warrant
Financial Instruments [Line Items]
Number of new warrants exercised		3,364,000
Number of shares issued		553,692
Pipe warrant
Financial Instruments [Line Items]
Number of new warrants exercised	935,000
Proceeds from of warrants	$ 1,500
Number of shares issued	2,000,000
Business combination agreement SPAC transaction [Member] | SPAC private warrant
Financial Instruments [Line Items]
Number of new warrants issued				7,630,000
Business combination agreement SPAC transaction [Member] | SPAC public warrant
Financial Instruments [Line Items]
Number of new warrants issued				10,000,000
Business combination agreement SPAC transaction [Member] | Pipe warrant
Financial Instruments [Line Items]
Number of new warrants issued				1,000,000